UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24008

HL SCOPE RIC LLC

(Exact name of registrant as specified in charter)

110 Washington Street, Suite 1300

Conshohocken, Pennsylvania 19428-2053

(Address of principal executive offices) (Zip Code)

Andrew Schardt

Hamilton Lane Advisors, L.L.C.

110 Washington Street, Suite 1300

Conshohocken, Pennsylvania 19428-2053

(Name and address of agent for service)

Copy to:

Suzan Barron Brown Brothers Harriman & Co. 50 Post Office Sq. Boston, MA 02110	Ryan P. Brizek, Esq. Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, D.C. 20001

Registrant’s telephone number, including area code: (866) 361-1720

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

1.(a) The Report to Shareholders is attached herewith.

HL SCOPE RIC LLC

(Delaware Limited Liability Company)

Consolidated Semi-Annual Report

For the Six Months Ended June 30, 2026 (Unaudited)

HL SCOPE RIC LLC

Table of Contents

For the six months ended June 30, 2026 (Unaudited)

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www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† - 115.71%
Term Loans* - 105.66%
Direct Credit - 105.66%
North America - 105.66%
AIS Holdco, LLC (Initial Term Loan)[1]	6% + CME Term SOFR	5/21/2029	5/21/2024	$8,547,750	$8,448,978	$8,406,712#
American Auto Auction Group, LLC (2025 Refinancing Term Loan (First Lien))[1,2]	4.5% + CME Term SOFR	5/28/2032	11/24/2025	3,201,091	3,157,286	3,195,329#
Apex Service Partners, LLC (2024 Revolving Credit Loan)[1,3]	5% + CME Term SOFR	10/24/2029	10/22/2024	137,084	137,084	136,357#
Apex Service Partners, LLC (2024 Term Loan)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	3,731,053	3,704,215	3,711,278#
Apex Service Partners, LLC (First Amendment Incremental DDTL Loan)[1]	5% + CME Term SOFR	10/24/2030	9/24/2024	4,942,926	4,925,388	4,916,728#
Apex Service Partners, LLC (Initial DDTL)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	888,027	881,639	883,320#
Apex Service Partners, LLC (Second Amendment Incremental DDTL Loan)[1]	5% + CME Term SOFR	10/24/2030	4/29/2025	10,559,770	10,518,247	10,503,803#
Apex Service Partners, LLC (Second Amendment Incremental Term Loan)[1]	5% + CME Term SOFR	10/24/2030	4/29/2025	3,586,851	3,558,643	3,567,840#
Aptive Environmental, LLC (Initial Revolving Loan)[1,3]	4.75% + CME Term SOFR	10/15/2032	10/15/2025	434,109	432,516	431,460#
Aptive Environmental, LLC (Initial Term Loan)[1]	4.75% + CME Term SOFR	10/15/2032	10/15/2025	30,852,907	30,575,629	30,664,704#
Arctic Holdco, LLC (2025 DDTL)[1,2]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	3,788,408	3,771,377	3,746,356#
Arctic Holdco, LLC (Initial Refinancing Revolving Loan)[1,3]	5.25% + CME Term SOFR	1/31/2031	1/31/2025	713,376	712,242	705,457#
Arctic Holdco, LLC (Tranche B Term Loan)[1,2]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	33,126,115	32,828,286	32,758,415#
Assembled Intelligence, LLC (Second Amendment Incremental Term Loan (First Lien))[1]	5% + CME Term SOFR	5/3/2029	10/25/2024	9,336,979	9,278,191	9,289,361#
Assembled Intelligence, LLC (Third Amendment Incremental Term Loan (First Lien))[1]	5% + CME Term SOFR	5/3/2029	10/10/2025	1,762,500	1,748,452	1,753,511#
Associations, Inc. (Special Purpose DDTL)[1,3]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	531,511	531,511	530,448#
Associations, Inc. (Term Loan A)[1]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	12,852,765	12,852,765	12,827,060#
AWP Group Holdings, Inc. (Initial Term Loan (First Lien))[1,2]	2.63% + CME Term SOFR	12/22/2032	4/15/2026	30,310,672	30,090,947	30,089,404
AWP Group Holdings, Inc. (Revolving Credit Loan (First Lien))[1,2,3]	5.25% + CME Term SOFR	12/22/2032	4/15/2026	1,257,346	1,249,016	1,248,167
BCPE Empire Holdings, Inc. (Amendment No. 8 Incremental Term Loan (First Lien))[1,2]	3.25% + CME Term SOFR	12/11/2030	2/25/2026	4,974,747	4,968,656	4,968,655

See accompanying Notes to Consolidated Financial Statements.

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www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† - 115.71% (Continued)
Term Loans* - 105.66% (Continued)
Direct Credit - 105.66% (Continued)
North America - 105.66% (Continued)
BDO USA, PC (2024 Term Loan)[1]	5% + CME Term SOFR	8/31/2028	10/4/2024	$14,734,848	$14,734,848	$14,717,167#
BDO USA, PC (2025 Term Loan)[1]	4.5% + CME Term SOFR	8/31/2028	11/3/2025	1,125,057	1,116,422	1,114,706#
Bristol Hospice, LLC (Initial Term Loan)[1,2]	5.25% + CME Term SOFR	8/26/2032	8/26/2025	18,166,551	18,008,816	17,812,661
Businessolver.com, Inc. (Amendment No.5 Initial Term Loan)[1,2]	4.5% + CME Term SOFR	12/3/2032	12/3/2025	32,882,562	32,731,652	32,471,530#
C&S Wholesale Grocers, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	9/20/2030	8/6/2025	6,009,874	5,856,656	5,798,928#
Celero Commerce, LLC (Multi-Draw Term Loan (2025))[1,3]	5% + CME Term SOFR	2/28/2031	3/14/2025	1,012,048	1,011,204	994,843#
Celero Commerce, LLC (Term Loan (2025))[1]	5% + CME Term SOFR	2/28/2031	3/14/2025	15,180,723	15,091,657	14,922,651#
Continental Cafe Holdings, LLC (DDTL)[1,2,3]	3.75% + CME Term SOFR	12/31/2029	12/19/2024	2,402,045	2,391,245	2,716,778#
Continental Cafe Holdings, LLC (Initial Term Loan)[1,2]	5% + CME Term SOFR	12/31/2029	12/19/2024	10,297,727	10,188,190	10,227,703#
Dane Street Acquisition, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	3/28/2033	3/25/2026	7,562,500	7,489,780	7,489,900
Dealer Services Network, LLC (Second Amendment Incremental Term Loan)[1,2]	5.5% + CME Term SOFR	2/9/2027	9/5/2024	15,760,000	15,683,432	15,602,400#
Dealer Services Network, LLC (Third Amendment Incremental Term Loan)[1,2]	5.5% + CME Term SOFR	2/9/2027	10/14/2025	2,686,500	2,673,448	2,659,635#
Diligent Corporation (A-1 Cash Pay Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	6,374,113	6,342,834	6,240,894#
Diligent Corporation (A-1 PIK Option Term Loan)[1]	8.42% + CME Term SOFR	8/2/2030	4/23/2024	1,092,701	1,087,339	1,069,864#
Drogon Bidco, Inc. (First Amendment Incremental DDTL)[1,3]	5% + CME Term SOFR	8/29/2031	12/11/2025	11,495,625	11,450,243	11,417,455#
DTI Holdco, Inc. (2025 Refinancing Term Loan (First Lien))[1,2]	4% + CME Term SOFR	4/26/2029	2/7/2025	17,968,340	17,936,819	16,660,552#
EG Finco Limited (Initial Dollar Term Loan)[1,2]	3.25% + CME Term SOFR	2/10/2031	1/30/2026	4,000,000	3,990,732	4,012,800#
Engineering Research And Consulting, LLC (Term B Loan)[1,2]	5% + CME Term SOFR	8/29/2031	8/16/2024	9,850,000	9,674,920	8,743,845#
Envision Management Holding, Inc. (DDTL)[1,3]	5.5% + CME Term SOFR	12/31/2030	12/30/2025	7,249,072	7,140,550	7,113,560#
Envision Management Holding, Inc. (Initial Term Loan)[1,2]	5.5% + CME Term SOFR	12/31/2030	12/30/2025	45,427,063	44,813,574	44,800,170#
ESCP DTFS, Inc. (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/28/2029	9/30/2024	9,609,503	9,500,250	9,514,369#
Fabletics, Inc. (Initial Term Loan)[1]	7.5% + CME Term SOFR	10/31/2030	10/30/2025	20,150,000	19,976,710	20,135,895#
Fabletics, Inc. (Interest Only DDTL)[1,3]	7.5% + CME Term SOFR	10/31/2030	10/31/2025	253,274	253,274	253,097#

See accompanying Notes to Consolidated Financial Statements.

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www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† - 115.71% (Continued)
Term Loans* - 105.66% (Continued)
Direct Credit - 105.66% (Continued)
North America - 105.66% (Continued)
Finastra USA, Inc. (Initial USD Term Loan (First Lien))[1,2]	4% + CME Term SOFR	9/15/2032	7/31/2025	$9,975,000	$9,884,574	$9,296,700#
First Eagle Holdings, Inc. (Initial Term Loan)[1,2]	3.5% + CME Term SOFR	8/16/2032	3/30/2026	5,949,271	5,906,086	5,941,537#
Frazier & Deeter Advisory, LLC (2026 Incremental DDTL)[1,3]	4.5% + CME Term SOFR	5/3/2032	2/19/2026	4,152,094	4,143,352	4,127,596#
Frazier & Deeter Advisory, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	5/3/2032	5/1/2025	43,195,875	42,985,910	42,941,019#
Frazier & Deeter Advisory, LLC (Revolving Loan)[1,3]	4.5% + CME Term SOFR	5/2/2031	5/1/2025	1,800,000	1,789,500	1,789,380#
GGG Midco, LLC (DDTL)[1,2,3]	4.75% + CME Term SOFR	4/1/2033	3/31/2026	797,500	794,511	789,844
GGG Midco, LLC (Initial Term Loan)[1,2]	4.75% + CME Term SOFR	4/1/2033	3/31/2026	13,640,000	13,508,454	13,509,056
Harris & Co., LLC (Delayed Draw Term B Loan)[1]	5.25% + CME Term SOFR	8/9/2030	8/21/2025	2,860,547	2,860,547	2,849,391#
Harris & Co., LLC (Delayed Draw Term C Loan)[1,3]	5.25% + CME Term SOFR	8/9/2030	8/21/2025	1,088,682	1,085,534	1,084,436#
Hills Distribution, Inc. (Amendment No. 2 Incremental Term Loan)[1,2]	5.5% + CME Term SOFR	11/8/2029	3/31/2026	6,846,684	6,817,416	6,799,441#
Hills Distribution, Inc. (Amendment No.2 DDTL)[1,2,3]	5.5% + CME Term SOFR	11/8/2029	12/5/2025	1,414,233	1,413,355	1,404,475#
Hills Distribution, Inc. (DDTL)[1,2]	5.5% + CME Term SOFR	11/8/2029	12/5/2025	7,726,679	7,726,679	7,673,365#
Innovative Systems, LLC (DDTL)[1,3]	4.75% + CME Term SOFR	8/20/2032	8/20/2025	1,602,273	1,599,196	1,579,360
Innovative Systems, LLC (Initial Term Loan)[1,2]	4.75% + CME Term SOFR	8/20/2032	8/20/2025	26,193,182	25,914,117	25,818,619
KAMC Holdings, Inc. (Initial Term Loan)[1,2]	5.25% + CME Term SOFR	8/1/2031	8/1/2025	20,393,702	20,121,640	19,796,167#
KAMC Holdings, Inc. (Revolving Credit Loan)[1,3]	5.25% + CME Term SOFR	8/1/2031	8/1/2025	515,267	512,120	500,170#
Kleinfelder Intermediate, LLC (DDTL)[1]	4.5% + CME Term SOFR	9/18/2030	6/12/2025	1,967,186	1,967,186	1,960,762
Kleinfelder Intermediate, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	9/18/2030	6/12/2025	18,543,773	18,543,773	18,458,471
Klick, Inc. (DDTL)[1]	5% + CME Term SOFR	11/5/2032	11/5/2025	3,956,044	3,949,339	3,936,264
Klick, Inc. (Initial Term Loan)[1]	5% + CME Term SOFR	11/5/2032	11/5/2025	36,995,193	36,811,843	36,810,217
Legacy Service Partners, LLC (Eleventh Amendment Term Loan)[1,2]	4.5% + CME Term SOFR	11/10/2031	2/12/2026	730,952	727,504	728,101#
Legacy Service Partners, LLC (Tenth Amendment DDTL)[1,2,3]	4.5% + CME Term SOFR	11/10/2031	11/10/2025	67,939	67,939	67,410#
Legacy Service Partners, LLC (Tenth Amendment Term Loan)[1,2]	4.5% + CME Term SOFR	11/10/2031	11/10/2025	5,947,273	5,947,273	5,924,078#
Legacy Service Partners, LLC (Twelfth Amendment Term Loan)[1,2]	4.5% + CME Term SOFR	11/10/2031	3/26/2026	173,446	172,620	172,770#

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† - 115.71% (Continued)
Term Loans* - 105.66% (Continued)
Direct Credit - 105.66% (Continued)
North America - 105.66% (Continued)
Lehr Upfitters, LLC (DDTL (2025))[1,2]	4.75% + CME Term SOFR	9/19/2029	11/12/2025	$1,933,333	$1,927,274	$1,921,153#
Lehr Upfitters, LLC (Original Term Loan)[1,2]	4.75% + CME Term SOFR	9/19/2029	11/12/2025	16,357,260	16,254,722	16,254,209#
LHS Borrower, LLC (Initial Term Loan)[1]	5.25% + CME Term SOFR	9/4/2031	9/4/2025	51,156,404	50,494,126	50,204,895#
LHS Borrower, LLC (Revolving Credit Loan)[1,3]	5.25% + CME Term SOFR	9/4/2031	9/4/2025	1,062,000	1,054,459	1,042,247#
Lindstrom, LLC (Initial Term Loan)[1,2]	5.5% + CME Term SOFR	12/30/2032	12/29/2025	40,852,596	40,283,886	40,284,745#
LSCS Holdings, Inc. (2025 Refinancing Term Loan (First Lien))[1,2]	4.5% + CME Term SOFR	3/4/2032	2/21/2025	19,598,736	19,531,770	19,420,387#
Monarch Buyer, Inc. (DDTL)[1,3]	4.75% + CME Term SOFR	6/2/2032	6/2/2025	2,676,094	2,672,335	2,676,094#
Monarch Buyer, Inc. (Initial Term Loan)[1]	4.5% + CME Term SOFR	6/2/2032	6/2/2025	29,775,000	29,523,129	29,775,000#
Monarch Buyer, Inc. (Revolving Credit Loan)[1,3]	4.75% + CME Term SOFR	6/2/2032	6/2/2025	1,125,000	1,122,417	1,125,000#
NDT Global Holding, Inc. (DDTL)[1,2,3]	4.5% + CME Term SOFR	6/4/2032	6/4/2025	4,086,133	4,070,157	4,059,573#
NDT Global Holding, Inc. (Initial Term Loan)[1,2]	4.5% + CME Term SOFR	6/4/2032	6/4/2025	20,842,500	20,654,012	20,707,024#
NS and Associates, LLC (New Term A Loan)[1]	5% + CME Term SOFR	8/6/2030	8/6/2025	44,624,327	44,258,486	44,227,170#
OMERS Relief Acquisition, LLC (Initial Term Loan (First Lien))[1,2]	4.5% + CME Term SOFR	7/3/2028	9/16/2025	3,221,723	3,194,575	3,211,345#
OneZero Financial Systems, LLC (DDTL)[1,3]	4.75% + CME Term SOFR	10/7/2031	11/4/2024	628,286	627,092	617,103#
OneZero Financial Systems, LLC (Initial Term Loan)[1]	4.75% + CME Term SOFR	10/7/2031	10/7/2024	8,925,481	8,858,295	8,766,607#
Perforce Software, Inc. (2024-1 Refinancing Term Loan (First Lien))[1,2]	4.75% + CME Term SOFR	6/29/2029	12/18/2024	4,925,000	4,862,995	3,349,493#
PestCo, LLC (DDTL)[1]	4.75% + CME Term SOFR	8/6/2030	8/6/2025	4,278,980	4,261,440	4,264,859#
PestCo, LLC (Revolving Loan)[1,3]	4.75% + CME Term SOFR	8/6/2030	8/6/2025	472,483	471,669	470,168#
PestCo, LLC (Term A Loan)[1,2]	4.75% + CME Term SOFR	8/6/2030	8/6/2025	19,439,678	19,355,716	19,375,527#
PGI Parent, LLC (Initial Term Loan)[1,2]	5% + CME Term SOFR	12/31/2031	12/29/2025	33,676,923	33,368,128	33,041,649
PGI Parent, LLC (Revolving Credit Loan)[1,2,3]	5% + CME Term SOFR	12/31/2031	12/29/2025	2,049,748	2,037,433	2,331,285
Priority Holdings, LLC (2025-1 Refinancing Term Loan)[1,2]	3.75% + CME Term SOFR	8/2/2032	7/23/2025	3,942,029	3,933,098	3,904,580#
Project Cardinal Acquisition, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	10/1/2032	10/1/2025	14,035,088	13,909,722	13,917,193#

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† - 115.71% (Continued)
Term Loans* - 105.66% (Continued)
Direct Credit - 105.66% (Continued)
North America - 105.66% (Continued)
PT Intermediate Holdings III, LLC (2024 Term Loan)[1]	4.75% + CME Term SOFR	4/9/2030	4/3/2024	$16,967,269	$16,942,289	$16,746,694#
Redwood Services, LP (Closing Date Term Loan)[1]	4.25% + CME Term SOFR	6/16/2032	6/16/2025	34,200,000	33,908,825	33,867,318
Redwood Services, LP (DDTL)[1,3]	4.25% + CME Term SOFR	6/16/2032	6/16/2025	7,668,000	7,637,685	7,593,409
Silk Holdings III, LLC (Additional Amendment No. 5 Term Loan (First Lien))[1,2]	4.5% + CME Term SOFR	12/3/2032	12/3/2025	24,541,345	24,428,716	24,440,725#
Silk Holdings III, LLC (Amendment No. 5 Revolving Credit Loan (First Lien))[1,2,3]	4.5% + CME Term SOFR	12/3/2032	12/3/2025	116,667	116,768	116,188#
Smartronix, LLC (Term Loan)[1,2]	4.5% + CME Term SOFR	2/6/2032	2/6/2025	3,426,326	3,395,279	3,329,018#
Solidcore Topco, LLC (Amendment No. 1 DDTL)[1]	5.75% + CME Term SOFR	9/5/2031	9/5/2025	1,066,111	1,056,904	1,050,759#
Solidcore Topco, LLC (Amendment No. 1 Incremental Term Loan)[1]	5.75% + CME Term SOFR	11/4/2030	6/30/2026	3,802,768	3,737,091	3,748,008#
Solidcore Topco, LLC (Amendment No.2 Incremental Term Loan (First Lien))[1]	5.75% + CME Term SOFR	11/4/2030	6/18/2026	1,440,427	1,411,852	1,419,685#
Solidcore Topco, LLC (Initial Revolving Loan)[1,3]	5.75% + CME Term SOFR	11/4/2030	11/8/2024	240,000	240,713	236,544#
Solidcore Topco, LLC (Initial Term Loan)[1]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	9,875,000	9,731,945	9,732,800#
SPLAT Super HoldCo, LLC (Initial Term Loan)[1,2]	5% + CME Term SOFR	7/2/2032	7/16/2025	18,078,671	17,636,907	16,831,001#
Starlight Parent, LLC (Initial Term Loan (First Lien))[1,2]	4% + CME Term SOFR	4/16/2032	3/13/2025	14,887,500	14,466,310	12,791,340#
Stellant Midco, LLC (2025 Refinancing Term Loan)[1]	4.5% + CME Term SOFR	9/16/2030	9/12/2025	19,800,000	19,800,000	19,850,000#
Summit Buyer, LLC (Closing Date DDTL)[1]	5% + CME Term SOFR	6/2/2031	5/31/2024	6,394,912	6,372,451	6,261,898#
Summit Buyer, LLC (Closing Date Term Loan)[1]	5% + CME Term SOFR	6/2/2031	5/31/2024	12,628,329	12,539,618	12,365,660#
Summit Buyer, LLC (Revolving Loan)[1,3]	5% + CME Term SOFR	5/31/2030	11/9/2024	572,554	571,948	560,645#
Sunshine Cadence Holdco, LLC (Initial DDTL)[1]	5% + CME Term SOFR	5/1/2031	5/1/2024	4,285,294	4,285,294	4,228,300#
Sunshine Cadence Holdco, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	5/1/2031	5/1/2024	11,385,441	11,306,821	11,234,015#
Syndigo, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	9/2/2032	10/3/2025	21,927,725	21,828,514	21,561,532#
Syndigo, LLC (Revolving Credit Loan)[1,3]	5% + CME Term SOFR	9/2/2032	10/3/2025	473,934	472,973	466,019#
Talent Worldwide, Inc. (Closing Date Term Loan)[1,2]	5.5% + CME Term SOFR	1/16/2031	1/16/2026	8,358,000	8,244,027	8,244,331
Talent Worldwide, Inc. (Revolving Loan)[1,2,3]	5.5% + CME Term SOFR	1/16/2031	1/16/2026	300,000	296,318	295,920
Tau Buyer, LLC (DDTL)[1]	2.5% + CME Term SOFR	2/2/2032	1/29/2025	1,572,690	1,566,493	1,526,925#

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† - 115.71% (Continued)
Term Loans* - 105.66% (Continued)
Direct Credit - 105.66% (Continued)
North America - 105.66% (Continued)
Tau Buyer, LLC (Revolving Credit Loan)[1,3]	4.5% + CME Term SOFR	2/2/2032	1/29/2025	$341,176	$339,546	$331,248#
Tau Buyer, LLC (Term B Loan)[1]	2.5% + CME Term SOFR	2/2/2032	1/29/2025	6,850,734	6,796,744	6,651,378#
Team Services Holding, Inc. (Initial Term Loan)[1,2]	5.25% + CME Term SOFR	3/31/2033	1/30/2026	8,000,000	7,903,606	7,904,000
Ultimus Group Midco, LLC (Initial Term Loan)[1,2]	4.5% + CME Term SOFR	7/1/2032	7/1/2025	23,880,000	23,664,133	23,739,108#
US Fitness Holdings, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/4/2031	9/4/2024	8,750,425	8,693,200	8,713,673#
Vensure Employer Services, Inc. (Initial Term Loan)[1,2]	5% + CME Term SOFR	9/27/2031	11/1/2024	17,619,229	17,513,462	17,453,608
Vybond Buyer, LLC (Initial Term Loan)[1]	4.75% + CME Term SOFR	2/3/2032	2/3/2025	10,296,116	10,172,671	10,213,734#
Wisdom Purchaser, LLC (Initial Term Loan)[1,2]	4.25% + CME Term SOFR	7/24/2032	7/24/2025	18,034,375	18,034,375	17,951,417#
Total North America						1,271,188,603
Total Direct Credit						1,271,188,603
Total Term Loans						1,271,188,603

Credit Funds - 7.85%
Direct Equity - 7.85%
North America - 7.85%
BCP Great Lakes II - Series B Holdings LP^,1	N/A	N/A	9/1/2025	N/A	7,741,844	7,083,818
BSP Debt Fund IV CV LP^,1	N/A	N/A	8/26/2025	N/A	33,883,667	34,240,835
Pennant Park JV^,1	N/A	N/A	11/18/2025	N/A	31,250,000	31,250,000
TPG Twin Brook Direct Lending Continuation Fund I, LP^,1	N/A	N/A	12/30/2025	N/A	22,210,320	21,897,221
Total North America						94,471,874
Total Direct Equity						94,471,874
Total Credit Funds						94,471,874

Short Term Investments - 2.20%
Time Deposits - 2.20%
JPMorgan Chase & Co.	2.97%	7/1/2026	6/30/2026	4,156,896	4,156,896	4,156,896
Skandinaviska Enskilda Banken AB	2.97%	7/1/2026	6/30/2026	10,461,734	10,461,734	10,461,734
Sumitomo Mitsui Trust Bank Limited	2.97%	7/1/2026	6/30/2026	11,809,808	11,809,808	11,809,808
Total Time Deposits						26,428,438
Total Short Term Investments						26,428,438

Total Investments (Cost $1,402,120,814)						$1,392,088,915
Liabilities in excess of other assets - (15.71)%						(189,049,154)
Total Net Assets - 100%						$1,203,039,761

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC

Consolidated Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

CME - Chicago Mercantile Exchange
SOFR - Secured Overnight Financing Rate (CME Term SOFR 3 Month was 3.73% at June 30, 2026)
DDTL - Delayed Draw Term Loan
†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.
*	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks, (iii) the Certificate of Deposit rate, or (iv) SOFR.
#	The Fair Value is estimated using significant unobservable inputs. Please see notes to the consolidated financial statements for further details regarding the valuation policy of the Fund.
^	Investments do not issue shares.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments.
[2]	All or a portion of this security is held through HL SCOPE RIC Investments LLC (See Note 1).
[3]	Investment has been committed to but has not been fully funded by the Fund as of period end.

Percentage based on net assets of $1,203,039,761.

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC

Consolidated Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets
Investments, at fair value (cost $1,402,120,814)	$1,392,088,915
Cash	664,697
Receivable for investments sold	2,977,186
Interest receivable	9,542,283
Dividend receivable	3,343,681
Deferred financing costs	2,328,417
Other prepayments	687,267
Other receivables	117,285
Total Assets	1,411,749,731

Liabilities
Line of credit payable	200,000,000
Interest expense payable	2,905,712
Payable for investments purchased	1,668,219
Deferred original issue discount on unfunded loans	1,390,809
Administration fees payable	320,305
Audit fees payable	106,616
Professional fees payable	45,205
Directors’ fees payable	30,000
Custody fees payable	28,011
Transfer agent fees payable	3,252
Other payables	2,211,841
Total Liabilities	208,709,970

Commitments and contingencies (see Note 9)

Net Assets	$1,203,039,761

Composition of Net Assets:
Paid-in capital	$1,207,024,104
Total distributable loss	(3,984,343)
Net Assets	$1,203,039,761

Net Assets Attributable to:
Common Shares	$1,203,039,761

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Common Shares	11,509,475

Net Asset Value per Share:
Common Shares	$104.53

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC

Consolidated Statement of Operations

For the six months ended June 30, 2026 (Unaudited)

Investment Income
Interest income	$57,477,975
Dividend income	4,831,780
Total Investment Income	62,309,755

Expenses
Interest expense	8,919,916
Administration fees	553,970
Professional fees	405,301
Financing costs	269,121
Audit fees	106,616
Custody fees	82,373
Directors’ fees	30,000
Tax advisory fees	28,811
Operating expenses	6,909
Transfer agent fees	6,072
Other fees	67,500
Total Expenses	10,476,589
Net Investment Income	51,833,166

Realized and Change in Unrealized Gain/(Loss)
Net realized gain on investments	1,074,824
Net change in unrealized appreciation/(depreciation) on investments	(8,731,000)
Net Realized and Change in Unrealized Gain/(Loss)	(7,656,176)

Net Increase in Net Assets Resulting from Operations	$44,176,990

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC

Consolidated Statement of Changes in Net Assets

	For the six months ended June 30, 2026 (Unaudited)	For the year ended December 31, 2025
Change in Net Assets Resulting from Operations
Net investment income	$51,833,166	$56,718,743
Net realized gain on investments	1,074,824	484,427
Net change in unrealized appreciation/(depreciation) on investments	(8,731,000)	(1,977,271)
Net Change in Net Assets Resulting from Operations	44,176,990	55,225,899

Distributions to investors
Distributable earnings	(46,000,000)	(58,215,296)
Net Change in Net Assets from Distributions to Investors	(46,000,000)	(58,215,296)

Change in Net Assets Resulting from Capital Share Transactions
Common Shares
Proceeds from Common Shares issued	241,780,000	683,983,132
Net Change in Net Assets Resulting from Capital Share Transactions	241,780,000	683,983,132

Total Net Increase in Net Assets	239,956,990	680,993,735

Net Assets
Beginning of period	963,082,771	282,089,036
End of period	$1,203,039,761	$963,082,771

Shareholder Activity
Common Shares
Shares issued	2,312,720	6,527,193
Net Change in Common Shares Outstanding	2,312,720	6,527,193

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC

Consolidated Statement of Cash Flows

For the six months ended June 30, 2026 (Unaudited)

Cash Flows From Operating Activities
Net increase in net assets from operations	$44,176,990
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(229,756,064)
Sales of investments	138,200,447
Purchases of short-term investments, net	(9,764,250)
Net realized (loss) on investments	(1,074,824)
Net change in unrealized appreciation/(depreciation) on investments	8,731,000
Amortization of financing costs	269,121
Changes in Assets
Increase in interest receivable	(1,464,007)
Increase in dividend receivable	(1,731,489)
Decrease in other receivables	1,538,939
Increase in other prepayments	(687,267)
Changes in Liabilities
Increase in interest expense payable	1,213,133
Decrease in commitment fees payable	(132,642)
Increase in administration fees payable	104,630
Decrease in deferred original issue discount on unfunded loans	(55,873)
Increase in directors’ fees payable	15,000
Decrease in tax advisory fees payable	(14,666)
Increase in custody fees payable	3,330
Decrease in audit fees payable	(884)
Decrease in transfer agent fees payable	(134)
Increase in other payables	2,211,841
Net cash used in operating activities	(48,217,669)

Cash flows from financing activities:
Proceeds from Shares issued	241,780,000
Payment of participation agreement	(146,993,257)
Distributions to investors	(46,000,000)
Net cash provided by financing activities	48,786,743

Net change in Cash	569,074
Cash – Beginning of Period	95,623
Cash – End of Period	$664,697

Supplemental disclosure:
Interest paid	$6,014,204

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC

Consolidated Financial Highlights

	For the six months ended June 30, 2026 Common Shares (Unaudited)	For the year ended December 31,2025 Common Shares

Per Share Operating Performance:
Net Asset Value per share, beginning of period	$104.72	$105.67
Activity from investment operations:
Net investment income[1]	4.88	9.30
Net realized and unrealized (loss)/gain on investments	(0.75)	0.47
Total from investment operations	4.13	9.77

Distributions to investors
From net investment income	(4.32)	(10.72)
Total distributions to investors	(4.32)	(10.72)

Net Asset Value per share, end of period	$104.53	$104.72
Net Assets, end of period	$1,203,039,761	$963,082,771

Ratios to average net assets:
Net investment income[2]	9.37%	8.84%

Gross expenses[3]	1.89%	0.67%

Total return[4]	3.50%	9.65%
Portfolio turnover rate	11.74%	26.42%

Senior Securities
Total borrowings (000s)	200,000	346,993
Asset coverage per $1,000 unit of senior
Indebtedness[5]	7,015	3,776

[1]	Per share data is computed using the average shares method.
[2]	Net investment income has been annualized for periods of less than twelve months, except for organizational expenses which are one time expenses. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests that has not been distributed.
[3]	Expense ratios have been annualized for periods of less than twelve months, except for organizational expenses which are one time expenses. Expense ratios do not include the expenses of underlying funds.
[4]	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested.
[5]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Consolidated Financial Statements.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements
June 30, 2026 (Unaudited)

1.	Organization

HL SCOPE RIC LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Hamilton Lane Advisors, L.L.C. (the “Adviser”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund, appointed under the terms of the investment management agreement between the Fund and Adviser (the "Investment Management Agreement"), pursuant to which it performs the functions of a discretionary investment manager. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware limited liability company on January 22, 2024 and commenced operations on April 1, 2024.

The Amended and Restated Limited Liability Company Agreement of the Fund dated as of June 17, 2024 (the "Limited Liability Company Agreement") was entered into by HL SCOPE RIC Holdings LLC, a Delaware limited liability company and initial member of the Fund. As of June 30, 2026, HL SCOPE RIC Holdings LLC is the sole member of the Fund.

The Fund bears all other expenses to be incurred in its operation (including to the extent such operations are performed by the Adviser or its affiliates).

The Fund registered as a closed-end management investment company under the Investment Company Act as filed with the Securities and Exchange Commission (the “SEC”) on October 10, 2024. Up until October 10, 2024, the Fund remained an unregistered entity.

The investment objective of the Fund is to seek to obtain returns from current income and to a lesser extent, capital appreciation, through investments in private assets globally. The Fund seeks to build a portfolio over time to avoid concentrated risk exposures and to provide sufficient liquidity for limited redemptions.

(a) Consolidation of Subsidiaries

The Fund may make investments through wholly-owned subsidiaries (each a “Subsidiary” and collectively, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act. However, the Fund will wholly own and control any Subsidiaries. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Board of Directors (the “Board”) has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

As of June 30, 2026, there is one active Subsidiary of the Fund:

Subsidiary	Formation Date	Domicile	% of the Fund’s Total Assets June 30, 2026	% of the Fund’s Total Assets December 31, 2025
HL SCOPE RIC Investments LLC	January 29, 2025	United States	31.6%	36.4%

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

2.	Summary of significant accounting policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

(b) Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Cash

Cash represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

(d) Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in fund of funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee (the “Valuation Designee”) to perform fair value determinations and approved new valuation procedures for the Fund, subject to the oversight of the Board.

The Fund’s investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

2.	Summary of significant accounting policies (continued)

(d) Fair Value of Financial Instruments (continued)

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for investments.

Certain fund of funds are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

In cases where the NAV of the fund of funds is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

(e) Investment Transactions and Related Income

The Fund's primary source of income is interest income. Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. The Fund may also receive dividend income, which is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend. The Fund generally recognizes investment income and realized gains/losses sourced from fund of funds based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date notice is received. Such distributions often occur at irregular intervals, and the exact timing of distributions from the investments may not be known until notice is received. It is estimated that distributions will occur over the life of the investments.

Realized gains and losses from the sale of investments will represent the difference between the original cost of the investments, as adjusted for return of capital distributions, amortization and paid in kind interest (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of investments owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.

(f) Foreign Currency

The values of investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the investments and distributions received from the investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

2.	Summary of significant accounting policies (continued)

(g) Income Taxes

The Fund has elected to be treated for U.S. federal income tax purposes, and intends to continue to qualify annually thereafter, as a "regulated investment company" (a "RIC") pursuant to Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Prior to October 10, 2024 the Fund was a single-member limited liability company and, as such, disregarded for federal income tax purposes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of June 30, 2026.

The Fund utilizes a tax-year end of December 31 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

The Adviser has analyzed the Fund’s tax positions and has concluded that as of and during the open tax period ended June 30, 2026, no provision for income taxes is required in the consolidated financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current period. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Consolidated Statement of Operations.

3.	Investment Transactions

For the period ended June 30, 2026, purchases and sales of investments, excluding short-term investments and in-kind transfers, were $231,422,555 and $140,780,092, respectively.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

4.	Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value are determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II	Level III	Total
Investments
Term Loans	$-	$-	$1,271,188,603	$1,271,188,603
Time Deposits	26,428,438	-	-	26,428,438
	26,428,438	-	1,271,188,603	1,297,617,041
Investments valued using practical expedient*				94,471,874
Total Investments				$1,392,088,915

*	Certain investments that are measured at fair value using NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Consolidated Statement of Assets and Liabilities.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

4.	Portfolio Valuation (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

Balance as of December 31, 2025	$1,212,480,449
Total gains or losses for the period included in earnings (or changes in net assets)	(8,503,098)
Transfers into Level III	-
Transfers out of Level III	-
Purchases	186,549,280
Sales	(119,338,028)
Balance as of June 30, 2026	$1,271,188,603
Change in unrealized gains or losses for the period included in earnings (or changes in partners’ capital) for Level III assets held at the end of the reporting period	$(8,000,265)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level III as of June 30, 2026. Certain of the Fund's Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including recent transactions and broker quotes. As a result, fair value assets of approximately $275,202,900 have been excluded from the following table.

Assets	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input(3)
Term Loans	$995,985,703	Income Approach	Market Yield	7.49%- 14.73%	9.82%	Decrease

(1)	The Adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	Weighted average by the relative fair value of the investments in that asset class.
(3)	This column represents the directional change in the fair value of the Level III investments that would result from an increase to the corresponding unobservable input.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

5.	Federal Income Taxes

At June 30, 2026, there were no differences between cost amounts for consolidated financial statements and federal income tax purposes.

GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable primarily to the disregarded entity period as the Fund was not registered under the Investment Company Act until October 10, 2024. Starting from November 1, 2024, the Fund elected to be treated as, and qualified as, a RIC under Subchapter M of the Code. These reclassifications have no effect on net assets or NAV per share. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$(137,665)	$137,665

As of December 31, 2025 the components of accumulated earnings (deficit) on a tax basis for the Fund was as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	$-

Accumulated capital and other losses	$(860,434)
Unrealized appreciation/(depreciation) on investments	(1,300,899)

Total accumulated earnings	$(2,161,333)

As of December 31, 2025, the Fund had other temporary differences of $808,553 related to organizational expenses.

The tax character of distributions paid during the tax year ended December 31, 2025 and for the period ended December 31, 2024 were as follows:

	As of	As of
Distributions paid from:	December 31, 2025	December 31, 2024
Ordinary income	$58,215,296	$4,000,000
Net long term capital gains	-	-
Total distributions paid	$58,215,296	$4,000,000

In December 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-09, Income Taxes (“Topic 740”) –Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction, when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for annual periods beginning after December 15, 2024. The Fund did not pay any federal or state and local income taxes during the year or period, respectively, ended December 31, 2025 and December 31, 2024. The "Tax Expenses" presented in the Consolidated Statement of Operations reflect the payment of excise tax.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

6.	Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund has been organized as a non-diversified, closed-end management investment company and is designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike listed closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Fund's shares of limited liability company interests (the "Shares"). The Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV (after all applicable fees), or, in certain circumstances, at a discount. In addition, from time to time, the Adviser may recommend to the Board that the Fund conduct a repurchase offer of, generally, no more than 5% of the Fund’s net assets. The Fund is not obligated to repurchase any Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the portfolio investments or if the shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

The Fund’s investments are generally illiquid, non-publicly traded securities and are realized as distributions from investments made and when investments are disposed of. The Fund’s portfolio is comprised of private credit instruments that are not rated and as such they have been categorized as non-investment grade. These investments are subject to various risk factors including market, credit, and industry risk. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest rates. Other risks affecting these investments include, but are not limited to, increasing competition, rapid changes in technology and changes in economic conditions. Additionally, certain investments are denominated in foreign currencies that may be negatively affected by movements in the rate of exchange between the U.S. dollar and such foreign currencies. These risk factors could have a material effect on the ultimate realizable value of the Fund’s investments.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

6.	Certain Risk Factors and Conflicts of Interest (continued)

Fund of funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar will result in a decrease in the Fund’s NAV. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

7.	Additional Risk Factors

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

8.	Other agreements

The Fund has retained Brown Brothers Harriman & Co. (the "Administrator"), to provide administrative services, and to assist with operational needs. The Administrator provides such services to the Fund pursuant to an administration agreement between the Fund and the Administrator (the “Administration Agreement”).

The Administrator is responsible directly or through its agents for, among other things, providing the following services to the Fund, as applicable; (1) maintaining a list of shareholders and generally performing all actions related to the issuance and repurchase of Shares, if any, including delivery of trade confirmations and capital statements; (2) providing certain administrative, clerical and bookkeeping services; (3) providing transfer agency services, services related to the payment of distributions, and accounting services; (4) computing the NAV of the Fund in accordance with U.S. GAAP and procedures defined in consultation with the Adviser; (5) assisting in the preparation of semi-annual and annual consolidated financial statements of the Fund in accordance with U.S. GAAP, quarterly reports of the operations of the Fund and information required for U.S. federal and applicable state and local income tax returns; (6) supervising regulatory compliance matters and preparing certain regulatory filings; and (7) performing additional services, as agreed upon, in connection with the administration of the Fund. The Administrator may from time to time delegate its responsibilities under the Administration Agreement to one or more parties selected by the Administrator, including its affiliates or affiliates of the Adviser.

In consideration for these services, the Administrator is paid a monthly fee calculated based upon the average NAV of the Fund, subject to a minimum annual fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

Brown Brothers Harriman & Co. serves as the primary custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

9.	Commitments

As of June 30, 2026, the Fund has $197,230,259 in unfunded commitments to private credit investments.

10.	Capital Share Transactions

One or more persons may be admitted to the Fund as shareholders upon the issuance of Shares in accordance with the Limited Liability Company Agreement. The Fund is authorized to issue an unlimited number of shares, which shall be divided into such transferable Shares of as many separate and distinct classes of shares as the Board may create and establish. The numbers of shares held by each shareholder shall be listed in the books and records of the Fund.

11.	In-Kind transfers

During the period ended June 30, 2026 and year ended December 31, 2025, there were no in-kind transfers of investments in and out of the Fund.

12.	Significant Shareholder

As of June 30, 2026, the Fund has one shareholder that holds 100% of the outstanding Shares of the Fund.

13.	Borrowings

As of October 14, 2025, the Fund secured a committed, secured line of credit (the “Facility”) with JPMorgan Chase Bank, N.A. All assets are pledged as collateral for the Facility and the Facility has the following terms: (a) Upfront Fees of $2,000,000 in effect on the closing date, (b) a commitment fee in an amount of 0.75% per annum (or, during the ramp up period, 0.55% per annum) on the average daily unused Facility amount, (c) a commitment amount of $200,000,000, (d) interest rate of applicable adjusted term SOFR rate plus 1.60% for traded advances and SOFR rate plus 2.15% for non-traded advances per annum, and (e) termination date of October 14, 2030.

For the period ended June 30, 2026, the Fund’s unused line of credit fees for the Facility incurred are reported on the Consolidated Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 181 days the Fund had outstanding borrowings were 5.57%, $200,000,000, $200,000,000, and $5,764,772, respectively. As of June 30, 2026, the Facility has an outstanding balance of $200,000,000.

The Fund may enter into secured borrowings for purposes of short-term financing with third-party lenders. In connection with these arrangements, the Fund enters into a participation agreement with the third-party lender in exchange for proceeds and simultaneously enters into an agreement to repurchase the investment within a specified period (typically 60 to 90 days). In exchange for providing the financing, the Fund pays the third-party lenders an agreed-upon fixed interest rate. The third-party lenders do not otherwise participate in the income or other economics of the underlying investments.

As of December 31, 2025, the Fund had sold participations in 6 assets for an aggregate of $146,993,257 with a requirement to repurchase each at an equivalent price, plus interest. The weighted average interest rate on the outstanding borrowings as of December 31, 2025 was 7.14%. All participations have been paid off during the period ended June 30, 2026.

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HL SCOPE RIC LLC
Notes to the Consolidated Financial Statements (Continued)
June 30, 2026 (Unaudited)

14.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

15.	Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s management committee (consisting of the Fund’s Co-Presidents and Co-Principal Executive Officers as well as the Fund’s Directors and Assistant Secretary) acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team.

The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

16.	Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the consolidated financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s consolidated financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements.

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HL SCOPE RIC LLC
Fund Information
June 30, 2026 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 361-1720 or on the SEC’s website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 361-1720 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov, or without charge and upon request by calling the Fund at (866) 361-1720.

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Investment Adviser

Hamilton Lane Advisors, L.L.C.

110 Washington St, Ste. 1300

Conshohocken, PA 19428

www.hamiltonlane.com

Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Fund Administrator, Transfer Agent, and Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Independent Registered Public Accounting Firm

KPMG LLP

1735 Market Street

Philadelphia, Pennsylvania 19103

1.(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Investments.

(a)       Schedule of Investments is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There are no changes to the portfolio managers identified in response to paragraph (a)(1) of the applicable Item in the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

 Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HL SCOPE RIC LLC

By:
/s/ Andrew Schardt

Andrew Schardt, Co-President

(Director, Co-President and Co-Principal Executive Officer)

Date: September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

HL SCOPE RIC LLC

By:
/s/ Andrew Schardt

Andrew Schardt, Co-President

(Director, Co-President and Co-Principal Executive Officer)

Date: September 2, 2026

HL SCOPE RIC LLC

By:
/s/ Kaylin Liu

Kaylin Liu, Treasurer

(Treasurer and Principal Financial Officer)

Date: September 2, 2026